SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 1,010,180	$ 1,010,180	$ 4,900,000
Less Accumulated Amortization	(201,180)	(188,339)
Less: Derecognition of carrying value upon sale of asset	(809,000)
Intangible asset, net		821,841
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 819,191	$ 819,191
Finite-Lived Intangible Asset, Useful Life	16 years	17 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 190,989	$ 190,989
Finite-Lived Intangible Asset, Useful Life	16 years	17 years